SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is February 26, 2026.

For the MFS® Funds listed below:

MFS® ACTIVE CORE PLUS BOND ETF	MFS® ACTIVE VALUE ETF
MFS® ACTIVE GROWTH ETF	MFS® BLENDED RESEARCH® CORE EQUITY ETF
MFS® ACTIVE INTERMEDIATE MUNI BOND ETF	MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY ETF
MFS® ACTIVE INTERNATIONAL ETF	MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY ETF
MFS® ACTIVE MID CAP ETF

Effective immediately, the sub-sections entitled "Compensation," "Ownership of Fund Shares," and "Other Accounts" under the main heading entitled "APPENDIX D – PORTFOLIO MANAGER(S)" are hereby restated, with respect to MFS Blended Research Core Equity ETF and MFS Blended Research International Equity ETF only, as follows:

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2025, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2025, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds and/or MFS Funds managed in a substantially similar strategy to the portion of the Funds managed by the portfolio managers, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)

MFS Blended Research Core Equity ETF	Matt Krummell	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds Morningstar US Large Blend
	Nathan Bryant[1]	Standard & Poor’s 500 Stock Index
	Jim Fallon	Standard & Poor’s 500 Stock Index
	Jonathan Sage	Standard & Poor’s 500 Stock Index
	Jed Stocks	Standard & Poor’s 500 Stock Index
	Jenney Zhang[1]	Standard & Poor’s 500 Stock Index

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Fund	Portfolio Manager	Benchmark(s)

MFS Blended Research International Equity ETF	Jed Stocks	MSCI All Country World (ex-US) Index Lipper International Large-Cap Core Funds Morningstar Foreign Large Blend
	Nathan Bryant[1]	MSCI All Country World (ex-US) Index
	Jim Fallon	MSCI All Country World (ex-US) Index
	Matt Krummell	MSCI All Country World (ex-US) Index
	Jonathan Sage	MSCI All Country World (ex-US) Index
	Jenney Zhang[1]	MSCI All Country World (ex-US) Index

1 Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 1, 2026.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of January 31, 2026. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund

MFS Blended Research Core Equity ETF	Matt Krummell	N
	Nathan Bryant	N
	Jim Fallon	N
	Jonathan Sage	B
	Jed Stocks	N
	Jenney Zhang	N

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Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund

MFS Blended Research International Equity ETF	Jed Stocks	N
	Nathan Bryant	N
	Jim Fallon	N
	Matt Krummell	N
	Jonathan Sage	B
	Jenney Zhang	N

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed. The number and assets of these accounts were as follows as of January 31, 2026:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Blended Research Core Equity ETF	Matt Krummell	Registered Investment Companies[1]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	30	$10.5 billion
	Nathan Bryant	Registered Investment Companies[1]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	30	$10.5 billion
	Jim Fallon	Registered Investment Companies[1]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	33	$11.1 billion
	Jonathan Sage	Registered Investment Companies[1]	19	$14.9 billion
		Other Pooled Investment Vehicles	19	$5.6 billion
		Other Accounts	36	$14.1 billion
	Jed Stocks	Registered Investment Companies[1]	17	$12.2 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	37	$10.6 billion
	Jenney Zhang	Registered Investment Companies[1]	16	$11.4 billion
		Other Pooled Investment Vehicles	17	$4.3 billion
		Other Accounts	30	$10.5 billion

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	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Blended Research International Equity ETF		Jed Stocks	Registered Investment Companies[1]	17	$12.2 billion
			Other Pooled Investment Vehicles	17	$4.3 billion
			Other Accounts	37	$10.6 billion
		Nathan Bryant	Registered Investment Companies[1]	16	$11.4 billion
			Other Pooled Investment Vehicles	17	$4.3 billion
			Other Accounts	30	$10.5 billion
		Jim Fallon	Registered Investment Companies[1]	16	$11.4 billion
			Other Pooled Investment Vehicles	17	$4.3 billion
			Other Accounts	33	$11.1 billion
		Matt Krummell	Registered Investment Companies[1]	16	$11.4 billion
			Other Pooled Investment Vehicles	17	$4.3 billion
			Other Accounts	30	$10.5 billion
		Jonathan Sage	Registered Investment Companies[1]	19	$14.9 billion
			Other Pooled Investment Vehicles	19	$5.6 billion
			Other Accounts	36	$14.1 billion
		Jenney Zhang	Registered Investment Companies[1]	16	$11.4 billion
			Other Pooled Investment Vehicles	17	$4.3 billion
			Other Accounts	30	$10.5 billion

[1]	Includes the Fund.

Advisory fees were not based upon performance of any of the accounts identified in the table above.

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